Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum payments under the various operating leases are as follows:
2015	$489
2016	425
2017	334
2018	337
2019	286
Thereafter	1,079

Total minimum payments required	$2,950